Steven I. Koszalka

Secretary

American Funds Portfolio Series

6455 Irvine Center Drive

Irvine, California 92618

(213) 486-9447 Tel

(213) 486-9455 Fax

siik@capgroup.com

September 13, 2013

Document Control

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	American Funds Portfolio Series
File No. 333-178936 and No. 811-22656

Dear Sir or Madam:

On behalf of the Series, transmitted for filing pursuant to Rule 497 under the Securities Act of 1933 are exhibits containing interactive data format risk/return summary information.

The interactive data files included as an exhibit to this filing relate to the form of prospectus filed with the Securities and Exchange Commission on August 21, 2103 pursuant to Rule 497 (Accession No. 0000051931-13-000666), which is incorporated by reference into this filing.

Sincerely,

/s/ Steven I. Koszalka

Steven I. Koszalka

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